Long-Term Debt	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Long-Term Debt	NOTE 18 LONG-TERM DEBT We source our borrowings for funding purposes primarily through notes, debentures and long-term credit facilities. We have access to the capital markets through our base shelf prospectus. Rate of Interest (%) Maturity 2021 2020 Notes 1 3.150 October 1, 2022 500 500 1.900 May 13, 2023 500 500 3.500 June 1, 2023 ‐ 500 3.625 March 15, 2024 ‐ 750 3.375 March 15, 2025 ‐ 550 3.000 April 1, 2025 500 500 4.000 December 15, 2026 500 500 4.200 April 1, 2029 750 750 2.950 May 13, 2030 500 500 4.125 March 15, 2035 450 450 7.125 May 23, 2036 212 300 5.875 December 1, 2036 500 500 5.625 December 1, 2040 500 500 6.125 January 15, 2041 401 500 4.900 June 1, 2043 500 500 5.250 January 15, 2045 489 500 5.000 April 1, 2049 750 750 3.950 May 13, 2050 500 500 Debentures 1 7.800 February 1, 2027 120 125 Other credit facilities 2 Various Various 141 67 7,813 9,742 Add net unamortized fair value adjustments 325 404 Less net unamortized debt issue costs (72) (85) 8,066 10,061 Less current maturities (545) (14) 7,521 10,047 1 Each series of notes and debentures is unsecured and has no sinking fund requirements prior to maturity. Each series is redeemable and has various provisions that allow redemption prior to maturity, at our option, at specified prices. 2 Other credit facilities are unsecured and consist of South American facilities with debt of $ 137 (2020 – $ 63 ) and interest rates ranging from 1.9 percent to 12.2 percent and other facilities with debt of $ 4 (2020 – $ 4 ) and an interest rate of 3.9 percent. In 2021, we redeemed the entire outstanding principal amount of these notes in accordance with the optional redemption provisions provided in the indenture governing these notes: Rate of interest (%) Maturity Redeemed Notes 3.500 June 1, 2023 500 Notes 3.625 March 15, 2024 750 Notes 3.375 March 15, 2025 550 Principal amount 1,800 Add net unamortized fair value adjustments 5 Less net unamortized debt issue costs (5) Carrying amount 1,800 We also completed a cash tender offer to purchase the following debentures and notes, up to a maximum aggregate purchase price of $ 300 : Rate of interest (%) Maturity Redeemed Debentures 7.800 February 1, 2027 5 Notes 7.125 May 23, 2036 88 Notes 6.125 January 15, 2041 99 Notes 5.250 January 15, 2045 11 Principal amount 203 Add net unamortized fair value adjustments 53 Carrying amount 256 The redemption and cash tender offers were funded by using cash on hand and proceeds from the issuance of commercial paper. The total cash spend, including accrued interest, was $ 2.2 billion. As a result of the early extinguishment of debt, we recorded a loss on extinguishment of debt of $ 142 (Note 7). We are subject to certain customary covenants including limitation on liens, merger and change of control covenants, and customary events of default. As calculated in Note 24, we were in compliance with these covenants as at December 31, 2021. Short-Term Long-Term Lease Debt Debt Liabilities Total Balance – December 31, 2020 159 10,061 1,140 11,360 Cash flows (cash inflows and outflows presented on a net basis) 1,344 (2,133) (320) (1,109) Loss on early extinguishment of debt ‐ 142 ‐ 142 Additions and other adjustments to ROU assets ‐ ‐ 408 408 Foreign currency translation and other non-cash changes 57 (4) (8) 45 Balance – December 31, 2021 1,560 8,066 1,220 10,846 Balance – December 31, 2019 976 9,055 1,073 11,104 Cash flows (cash inflows and outflows presented on a net basis) (892) 1,017 (274) (149) Additions and other adjustments to ROU assets ‐ ‐ 320 320 Foreign currency translation and other non-cash changes 75 (11) 21 85 Balance – December 31, 2020 159 10,061 1,140 11,360